CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Revenue:
Real estate sales, net of sales taxes of US$6,721,058 for the six months ended June 30, 2017 and US$5,073,074 for the six months ended June 30, 2018.	$ 488,572,840		$ 746,338,113
Real estate management services income	32,883,035		16,793,921
Real estate lease income	5,148,110		4,592,865
Other revenue	3,325,118		1,153,429
Total revenue	529,929,103	[1],[2]	768,878,328
Cost of revenue:
Cost of real estate sales	(353,134,236)		(578,883,729)
Cost of real estate management services	(19,406,939)		(13,149,916)
Cost of real estate lease income	(6,500,848)		(4,454,101)
Other costs	(2,804,083)		(1,901,483)
Total cost of revenue	(381,846,106)	[2]	(598,389,229)
Gross profit	148,082,997		170,489,099
Selling and distribution expenses	(26,309,462)	[3]	(28,558,928)
General and administrative expenses	(60,480,565)		(54,839,800)
Operating income	61,292,970		87,090,371
Interest income	13,449,829		6,973,766
Interest expense	(54,488,910)		(29,520,400)
Net realized gain on short-term investments	1,711,248		2,844,695
Unrealized gain/(loss) on short-term investments	(937,309)		1,777,579
Share of loss of equity investees	(4,148,530)		(508,247)
Exchange loss	(10,878,940)		(97,185)
Other income/(expense)	(829,644)		159,225
Income from operations before income taxes	5,170,714		68,719,804
Income taxes	(27,187,471)	[4]	(40,525,242)
Net income/(loss)	(22,016,757)		28,194,562
Net (income)/loss attributable to non-controlling interest	4,820,750		(11,655,638)
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (17,196,007)		$ 16,538,924
Earnings/(loss) per share:
Basic	$ (0.13)		$ 0.13
Diluted	$ (0.13)		$ 0.13
Shares used in computation:
Basic	129,606,854		128,317,210
Diluted	132,163,401		131,557,491
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	$ (20,976,230)		$ 23,426,959
Comprehensive income/(loss)	(42,992,987)		51,621,521
Comprehensive (income)/loss attributable to non-controlling interest	4,429,299		(12,290,819)
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. Shareholders	$ (38,563,688)		$ 39,330,702

[1]	Real estate management services income In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018. As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.
[2]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.
[3]	Incremental cost to obtain a contract The Group pays sales commission to its real estate sales agencies for each real estate sales contract. Prior to the adoption of ASC 606, the Group immediately expensed sales commissions (included under selling and distribution expense) when incurred. Under ASC 606, the Group assessed that sales commission to its real estate sales agencies qualified as an incremental cost of obtaining a contract with customer. Therefore, upon adoption of ASC 606, the Group increased contract assets, accumulated other comprehensive income and retained earnings by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of 1 January 2018. As of June 30, 2018, ASC 606 increased contract assets, accumulated other comprehensive income and retained earnings by US$17.0 million, US$0.2 million and US$13.0 million, respectively, and decreased selling and distribution expenses by US$1.7 million.
[4]	Income taxes The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$36.1 million and increased retained earnings by US$104.3 million as of 1 January 2018. And the Group increased deferred tax assets by US$1.9 million, decreased deferred tax liabilities by US$99.8 million, increased income taxes by US$1.3 million, increased accumulated other comprehensive income by US$0.1 million and increased retained earnings by US$100.3 million as of June 30, 2018.